Personnel Expenses (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Personnel Expenses [Abstract]
Summary of Personnel Expense

	For the year ended March 31
Particulars	2020	2021	2022
Wages, salaries and other employees benefits	78,988	64,387	73,654
Contributions to defined contribution plans	3,890	2,994	3,558
Expenses related to defined benefit plans (refer note 33)	1,598	1,194	1,389
Equity-settled share based payment (refer note 34)	41,487	35,589	36,645
Employee welfare expenses	3,873	1,497	1,678
Total	129,836	105,661	116,924